NUSHARES ESG LARGE-CAP GROWTH ETF

NUSHARES ESG LARGE-CAP VALUE ETF

NUSHARES ESG MID-CAP GROWTH ETF

NUSHARES ESG MID-CAP VALUE ETF

NUSHARES ESG SMALL-CAP ETF

SUPPLEMENT DATED JANUARY 18, 2019

TO THE PROSPECTUS AND SUMMARY PROSPECTUS

DATED FEBRUARY 28, 2018

Effective immediately, each Fund’s name will change as follows:

Current Fund Name	New Fund Name
Nushares ESG Large-Cap Growth ETF	Nuveen ESG Large-Cap Growth ETF
Nushares ESG Large-Cap Value ETF	Nuveen ESG Large-Cap Value ETF
Nushares ESG Mid-Cap Growth ETF	Nuveen ESG Mid-Cap Growth ETF
Nushares ESG Mid-Cap Value ETF	Nuveen ESG Mid-Cap Value ETF
Nushares ESG Small-Cap ETF	Nuveen ESG Small-Cap ETF

Accordingly, any reference to each Fund’s name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Fund’s new name. Further, the change to each Fund’s name will have no impact on the Fund’s investment objective, principal investment strategy, or fees and expenses.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

NGN-NSESGSP-0119P

NUSHARES ENHANCED YIELD U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JANUARY 18, 2019

TO THE PROSPECTUS AND SUMMARY PROSPECTUS

DATED NOVEMBER 30, 2018

Effective immediately, the Fund’s name will change from “Nushares Enhanced Yield U.S. Aggregate Bond ETF” to “Nuveen Enhanced Yield U.S. Aggregate Bond ETF.” Accordingly, any reference to the Fund’s name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Fund’s new name. Further, the change to the Fund’s name will have no impact on the Fund’s investment objective, principal investment strategy, or fees and expenses.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

NGN-NUAGSP-0119P

NUSHARES ESG U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JANUARY 18, 2019

TO THE PROSPECTUS AND SUMMARY PROSPECTUS

DATED NOVEMBER 30, 2018

Effective immediately, the Fund’s name will change from “Nushares ESG U.S. Aggregate Bond ETF” to “Nuveen ESG U.S. Aggregate Bond ETF.” Accordingly, any reference to the Fund’s name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Fund’s new name. Further, the change to the Fund’s name will have no impact on the Fund’s investment objective, principal investment strategy, or fees and expenses.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

NGN-NUBDSP-0119P

NUSHARES ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF

NUSHARES ESG EMERGING MARKETS EQUITY ETF

SUPPLEMENT DATED JANUARY 18, 2019

TO THE PROSPECTUS AND SUMMARY PROSPECTUS

DATED FEBRUARY 28, 2018

Effective immediately, each Fund’s name will change as follows:

Current Fund Name	New Fund Name
Nushares ESG International Developed Markets Equity ETF	Nuveen ESG International Developed Markets Equity ETF
Nushares ESG Emerging Markets Equity ETF	Nuveen ESG Emerging Markets Equity ETF

Accordingly, any reference to each Fund’s name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Fund’s new name. Further, the change to each Fund’s name will have no impact on the Fund’s investment objective, principal investment strategy, or fees and expenses.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

NGN-INEMSP-0119P

NUSHARES SHORT-TERM REIT ETF

SUPPLEMENT DATED JANUARY 18, 2019

TO THE PROSPECTUS AND SUMMARY PROSPECTUS

DATED APRIL 30, 2018

Effective immediately, the Fund’s name will change from “Nushares Short-Term REIT ETF” to “Nuveen Short-Term REIT ETF.” Accordingly, any reference to the Fund’s name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Fund’s new name. Further, the change to the Fund’s name will have no impact on the Fund’s investment objective, principal investment strategy, or fees and expenses.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

NGN-NURESP-0119P

NUSHARES ENHANCED YIELD 1-5 YEAR U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JANUARY 18, 2019

TO THE PROSPECTUS AND SUMMARY PROSPECTUS

DATED NOVEMBER 30, 2018

Effective immediately, the Fund’s name will change from “Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF” to “Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF.” Accordingly, any reference to the Fund’s name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Fund’s new name. Further, the change to the Fund’s name will have no impact on the Fund’s investment objective, principal investment strategy, or fees and expenses.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

NGN-NUSASP-0119P

NUSHARES ESG LARGE-CAP GROWTH ETF

NUSHARES ESG LARGE-CAP VALUE ETF

NUSHARES ESG MID-CAP GROWTH ETF

NUSHARES ESG MID-CAP VALUE ETF

NUSHARES ESG SMALL-CAP ETF

SUPPLEMENT DATED JANUARY 18, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2018

Effective immediately, each Fund’s name will change as follows:

Current Fund Name	New Fund Name
Nushares ESG Large-Cap Growth ETF	Nuveen ESG Large-Cap Growth ETF
Nushares ESG Large-Cap Value ETF	Nuveen ESG Large-Cap Value ETF
Nushares ESG Mid-Cap Growth ETF	Nuveen ESG Mid-Cap Growth ETF
Nushares ESG Mid-Cap Value ETF	Nuveen ESG Mid-Cap Value ETF
Nushares ESG Small-Cap ETF	Nuveen ESG Small-Cap ETF

Accordingly, any reference to each Fund’s name in the Statement of Additional Information is hereby replaced with a reference to the Fund’s new name.

PLEASE KEEP THIS WITH YOUR FUND’S STATEMENT OF

ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NSESGSAI-0119P

NUSHARES ENHANCED YIELD U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JANUARY 18, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 30, 2018

Effective immediately, the Fund’s name will change from “Nushares Enhanced Yield U.S. Aggregate Bond ETF” to “Nuveen Enhanced Yield U.S. Aggregate Bond ETF.” Accordingly, any reference to the Fund’s name in the Statement of Additional Information is hereby replaced with a reference to the Fund’s new name.

PLEASE KEEP THIS WITH YOUR FUND’S STATEMENT OF

ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NUAGSAI-0119P

NUSHARES ESG U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JANUARY 18, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 30, 2018

Effective immediately, the Fund’s name will change from “Nushares ESG U.S. Aggregate Bond ETF” to “Nuveen ESG U.S. Aggregate Bond ETF.” Accordingly, any reference to the Fund’s name in the Statement of Additional Information is hereby replaced with a reference to the Fund’s new name.

PLEASE KEEP THIS WITH YOUR FUND’S STATEMENT OF

ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NUBDSAI-0119P

NUSHARES ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF

NUSHARES ESG EMERGING MARKETS EQUITY ETF

SUPPLEMENT DATED JANUARY 18, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2018

Effective immediately, each Fund’s name will change as follows:

Current Fund Name	New Fund Name
Nushares ESG International Developed Markets Equity ETF	Nuveen ESG International Developed Markets Equity ETF
Nushares ESG Emerging Markets Equity ETF	Nuveen ESG Emerging Markets Equity ETF

Accordingly, any reference to each Fund’s name in the Statement of Additional Information is hereby replaced with a reference to the Fund’s new name.

PLEASE KEEP THIS WITH YOUR FUND’S STATEMENT OF

ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-INEMSAI-0119P

NUSHARES SHORT-TERM REIT ETF

SUPPLEMENT DATED JANUARY 18, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2018

Effective immediately, the Fund’s name will change from “Nushares Short-Term REIT ETF” to “Nuveen Short-Term REIT ETF.” Accordingly, any reference to the Fund’s name in the Statement of Additional Information is hereby replaced with a reference to the Fund’s new name.

PLEASE KEEP THIS WITH YOUR FUND’S STATEMENT OF

ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NURESAI-0119P

NUSHARES ENHANCED YIELD 1-5 YEAR U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JANUARY 18, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 30, 2018

Effective immediately, the Fund’s name will change from “Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF” to “Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF.” Accordingly, any reference to the Fund’s name in the Statement of Additional Information is hereby replaced with a reference to the Fund’s new name.

PLEASE KEEP THIS WITH YOUR FUND’S STATEMENT OF

ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NUSASAI-0119P